EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2023
EXPENSES BY NATURE
EXPENSES BY NATURE

25  – EXPENSES BY NATURE

Other expenses by nature are:

	01.01.2023	01.01.2022	01.01.2021
Description	12.31.2023	12.31.2022	12.31.2021
	ThCh$	ThCh$	ThCh$
Direct production costs	(1,346,516,486)	(1,388,536,599)	(1,192,363,804)
Payroll and employee benefits	(378,482,113)	(376,196,521)	(301,522,420)
Transportation and distribution	(211,998,332)	(224,190,549)	(174,253,526)
Advertisement	(35,831,757)	(26,575,951)	(28,475,957)
Depreciation and amortization	(112,771,324)	(119,365,431)	(104,775,303)
Repairs and maintenance	(46,021,127)	(43,847,581)	(38,631,914)
Other expenses	(129,478,810)	(133,021,583)	(84,272,085)
Total (1)	(2,261,099,949)	(2,311,734,215)	(1,924,295,009)
(1)	Corresponds to the addition of cost of sales, administrative expenses and distribution costs.